Property and Equipment, Net (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total cost	$ 1,144,000	$ 1,052,000
Less accumulated depreciation	(380,000)	(174,000)
Net	764,000	878,000
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total cost	849,000	816,000
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total cost	198,000	174,000
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total cost	$ 97,000	$ 62,000